Borrowings	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Borrowings
37 Borrowings

	2022	2021
Capital funding	1,245	1,292
Operational funding	2,806	8,369
At December 31	4,051	9,661

Current	1,150	824
Non-current	2,901	8,837

Fair value of borrowings	4,114	10,171
The decrease in Borrowings in 2022 is mainly the result of the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.
Aegon’s borrowings are defined separately as capital funding and operational funding. Capital funding includes debt securities that are issued for general corporate purposes and for capitalizing its business units. Capital funding is part of the Company’s total capitalization that is used for financing its subsidiaries and the cash held at the holding company. Operational funding includes debt securities that are issued for financing of dedicated pools of assets. These assets are either legally segregated or tracked as separate portfolios.
The difference between the contractually required payment at maturity date and the carrying amount of the borrowings amounted to EUR 7 million positive (2021: EUR 25 million positive).
Capital funding
A detailed composition of capital funding is included in the following table:

(sorted by maturity)	Coupon rate	Coupon date	Issue /Maturity	2022	2021
EUR 500 million Senior Unsecured Notes	1.00%	December 8	2016/ 23	499	499
GBP 250 million Medium-Term Notes	6.125%	December 15	1999 /31	281	296
GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually	2009 /39	446	472
Other				19	26
At December 31				1,245	1,292
These loans are considered senior debt in calculating financial leverage in note 43 Capital management and solvency.
Operational funding
During 2022, the operational funding decreased by EUR 5.6 billion mainly
due to result of the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

	Coupon rate	Coupon date	Issue /Maturity	2022	2021
Revolving Loan Facility Warehouse Mortgage Loans 1)	Floating	Monthly	- /22	-	592
Revolving Loan Facility Warehouse Mortgage Loans 1)	Floating	Monthly	- /24	-	494
EUR 875 million “SAECURE 16” RMBS Note 1) , 2)	Floating	Quarterly	2018 / 23	-	676
EUR 512 million “SAECURE 18” RMBS Note 1) , 3)	Floating	Quarterly	2019 / 25	-	355
EUR 657 million “SAECURE 20” RMBS Note 1) , 4)	Floating	Quarterly	2021 / 27	-	625
EUR 500 million Conditional Pass-Through Covered Bond 1) , 5)	0.250%	Annual	2016 / 23	-	499
EUR 500 million Conditional Pass-Through Covered Bond 1) , 6)	0.375%	Annual	2017 / 24	-	499
EUR 500 million Conditional Pass-Through Covered Bond 1) , 7)	0.010%	Annual	2020 / 25	-	506
EUR 500 million Conditional Pass-Through Covered Bond 1) , 8)	0.750%	Annual	2017 / 27	-	492
EUR 500 million Conditional Pass-Through Covered Bond 1) , 9)	0.375%	Annual	2021 / 36	-	494
FHLB Secured borrowings 1)	Floating	Quarterly	2021 / 24	2,806	2,634
Aegon Bank Senior Non-Preferred debt 1)	0.625%	Annual	2019 / 24	-	499
Other				-	5
At December 31				2,806	8,369

1	Issued by a subsidiary of Aegon N.V.
2
The first optional redemption date is October 30, 2023; the final legal maturity date is October 30, 2091. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

3
The first optional redemption date is July 28, 2025; the final legal maturity date is April 28, 2092. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

4
The first optional redemption date is October 28, 2027; the final legal maturity date is April 28, 2093. Notes are fully collateralized by mortgage loans which are part of Aegon’s general account investments.

5	The maturity date is May 25, 2023; the extended due for payment date is May 25, 2055.
6	The maturity date is November 21, 2024; the extended due for payment date is November 21, 2056.
7	The maturity date is November 16, 2025; the extended due for payment date is November 16, 2057.
8	The maturity date is June 27, 2027; the extended due for payment date is June 27, 2059.
9	The maturity date is June 9, 2036; the extended due for payment date is June 9, 2037.

Other

Undrawn committed borrowing facilities:	2022	2021
Floating-rate
- Expiring within one year	-	408
- Expiring beyond one year	3,435	2,991
At December 31	3,435	3,399

There were no defaults or breaches of conditions during the period.